Note 14. Restructuring and Impairment Charges Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2014 USD ($) employee	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Aug. 07, 2013 USD ($)	Dec. 31, 2011 USD ($)
Restructuring Cost and Reserve [Line Items]
Tangible Asset Impairment Charges	$ 75.2	$ 3.4	$ 18.1
Restructuring charges	14.6	64.2	66.1
Restructuring Reserve, Accrual Adjustment	0.0	1.5
Renesola refundable deposit, pre settlement				$ 34.8
Contract Termination [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve	29.7
Other Restructuring Charges [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve	29.7	30.1	67.0		$ 90.4
Restructuring and Related Cost, Cost Incurred to Date	85.7	85.7	84.2
Restructuring charges			(7.6)
Restructuring and Related Cost, Expected Cost	85.7	85.7	84.2
Cash Payments	(0.3)	(2.1)	(16.7)
Restructuring settlement, non cash	0.0	(36.4)
Restructuring Reserve, Translation Adjustment	(0.1)	0.1	0.9
Solar Energy [Member]
Restructuring Cost and Reserve [Line Items]
Tangible Asset Impairment Charges	75.2
2011 US Plan [Member] [Member] | Severance and Other Employee Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve	0.0	0.3	0.7		5.7
Restructuring and Related Cost, Cost Incurred to Date	14.1	14.1	13.5
Restructuring charges	0.0	0.6	6.4
Restructuring and Related Cost, Expected Cost	14.1	14.1	13.5
Cash Payments	(0.3)	(1.0)	(10.4)
Restructuring settlement, non cash	0.0	0.0
Restructuring Reserve, Translation Adjustment	0.0	0.0	(1.0)
2011 US Plan [Member] [Member] | Contract Termination [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve	29.7	29.7	65.0		81.7
Restructuring and Related Cost, Cost Incurred to Date	65.2	65.2	64.7
Restructuring charges	0.0	0.5	(17.0)
Restructuring and Related Cost, Expected Cost	65.2	65.2	64.7
Cash Payments	0.0	(1.1)	(1.1)
Restructuring settlement, non cash	0.0	(34.8)
Restructuring Reserve, Translation Adjustment	0.0	0.1	1.4
2011 US Plan [Member] [Member] | Other Restructuring Charges [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve	0.0	0.1	1.3		$ 3.0
Restructuring and Related Cost, Cost Incurred to Date	6.4	6.4	6.0
Restructuring charges	0.0	0.4	3.0
Restructuring and Related Cost, Expected Cost	6.4	6.4	6.0
Cash Payments	0.0	0.0	(5.2)
Restructuring settlement, non cash	0.0	(1.6)
Restructuring Reserve, Translation Adjustment	$ (0.1)	$ 0.0	$ 0.5
2011 Global Plan [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Expected Number of Positions Eliminated | employee	900
Restructuring and Related Cost, Expected Number of Positions Eliminated, Percent	36.00%